Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Segment shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Jul. 10, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment Merchant shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 11, 2019
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Segment	1				1
Allowance for doubtful accounts			$ 0		$ 0	$ 0
Number of merchant represents greater than 10% of volume or profit basis | Merchant					0
Intangible assets, estimated useful life	7 years 8 months 15 days				7 years 10 months 24 days	7 years 5 months 26 days
Impairment of intangible assets					$ 0	$ 0
Impairment of goodwill	$ 0	$ 0	0		$ 0	0
Net loss attributable to noncontrolling interest	$ 2,852,399		15,271,043
Hawk Parent Holdings LLC
Summary Of Significant Accounting Policies [Line Items]
Common stock reserved for issuance								55.90%
Net loss attributable to noncontrolling interest			$ 15,300,000
2019 Plan
Summary Of Significant Accounting Policies [Line Items]
Common stock reserved for issuance | shares	7,326,728		7,326,728		7,326,728
2019 Plan | Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock reserved for issuance | shares			7,326,728		7,326,728
Selling, General and Administrative Expenses
Summary Of Significant Accounting Policies [Line Items]
Transaction costs			$ 4,500,000	$ 34,900,000		$ 4,000,000	$ 800,000
Software Costs
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	2 years 3 months 29 days				2 years 6 months 14 days	2 years 1 month 6 days
Channel Relationships
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	9 years 3 months 10 days				9 years 6 months 10 days
Customer Relationships
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	9 years 3 months 10 days				9 years 5 months 23 days	7 years 11 months 1 day
Minimum | Credit Concentration Risk | Volume or Profit Basis
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.00%
Maximum | Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life					3 years
Maximum | Software Costs
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life					3 years
Maximum | Channel Relationships
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life					10 years
Maximum | Customer Relationships
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life					10 years